Retirement and Benefit Programs	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Retirement and Benefit Programs
Retirement and Benefit Programs

6.              Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.  The expense associated with these programs, excluding defined benefit plans, was $1.8 million and $1.7 million for the three months ended May 31, 2013 and 2012, respectively.

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees.  Net periodic pension expense recognized for the three months ended May 31, 2013 and 2012, was as follows:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Net periodic benefit cost
Service cost	$86	$68
Interest cost	100	99
Expected return on plan assets	(143)	(146)
Amortization of prior service cost	16	15
Recognized net actuarial loss	66	62
Total pension expense	$125	$98

The Company did not make any contributions to the defined benefit pension plans during the three months ended May 31, 2013.

11. Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.

Multiemployer Pension Plans

The Company participates in several multiemployer pension plans, which provide defined benefits to certain employees covered by labor union contracts. As of February 28, 2013, approximately 31% of our workforce was covered by collective bargaining agreements. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary: Green represents a plan that is more than 80% funded; Yellow represents a plan that is between 65% and 80% funded; and Red represents a plan that is less than 65% funded.

A summary of the multiemployer plans is as follows:

				Contributions by the Company
				for the year ended			Subject to
		Pension Protection		(In thousands)			Financial
Pension	Identification	Act Zone Status (1)		February	February	February	Improvement	Surcharge
Fund	Number	2012	2011	28, 2013	29, 2012	28, 2011	Plan	Imposed

A	25-6029946	Red	Red	$1,060	$1,025	$966	Yes	Yes
B	25-1046087	Red	Red	536	519	438	Yes	Yes
C	36-6052390	Green	Green	329	343	337	No	No
D	15-0614642	Red	Red	202	182	126	Yes	Yes
E	51-6031768	Red	Red	—	—	8	Yes	Yes
F	16-0845094	Yellow	Yellow	130	121	110	Yes	Yes
G	53-0181657	Green	Green	32	32	24	No	No
H	23-6262789	Yellow	Yellow	198	221	244	No	No
I	23-6580323	Green		32	—	—	No	No
J	23-6405239	Green		25	—	—	No	No
				$2,544	$2,443	$2,253

A	Western Pennsylvania Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

B	Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

C	Central Pension Fund of the International Union of Operating Engineers and Participating Employers. The Collective Bargaining Agreements with this group expires on various dates through 2016.

D	Upstate New York Engineers Benefit Fund Local 17. The Collective Bargaining Agreements with this group expires on various dates through 2016.

E	Laborers Local No. 91 Pension Fund. The Collective Bargaining Agreement for this group expired on March 31, 2012.

F	Buffalo Laborers Pension Fund Local 210. The Collective Bargaining Agreement with this group expires on various dates through 2014.

G	National Electric Benefit Fund. The Collective Bargaining Agreement with this group expires on December 31, 2014.

H	Central Pennsylvania Teamsters. The Collective Bargaining Agreement with this group expires on January 31, 2016.

I	Laborers Local 158 Health, Welfare & Pension Funds. The Collective Bargaining Agreement with this group expires on April 30, 2016.

J	542 International Union of Operating Engineers Benefit Funds. The Collective Bargaining Agreement with this group expires on April 30, 2014.

(1) The Pension Protection Act Zone Status defines the zone status as follows: green - healthy, yellow - endangered, orange - seriously endangered and red - critical.

The Company provided more than 5% of the total contributions to B - Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund during the Plan’s years ended June 30, 2012, 2011, and 2010. It did not provide more than 5% of the total contributions for any of the other multiemployer plans. The contribution amounts were determined by the union contracts and the Company does not administer or control the funds. However, in the event of plan terminations or Company withdrawal from the plans, the Company may be liable for a portion of the plans’ unfunded vested benefits, the amount of which, if any, has not been determined. The Company presently has no plans to withdraw from these plans.

Defined Benefit Plans

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. The funded status reported on the balance sheets as of February 28, 2013 and February 29, 2012 was measured as the difference between the fair value of plan assets and the benefit obligation on a plan-by-plan basis. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees. The components of net pension expense are as follows:

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Net periodic benefit cost
Service cost	$271	$216	$203
Interest cost	396	438	434
Expected return on plan assets	(636)	(618)	(559)
Amortization of prior service cost	59	62	85
Recognized net actuarial loss	248	116	123
Total pension expense	$338	$214	$286

Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)	$434	$1,504	$(87)
Changes due to plan amendments	218	—	—
Amortization of prior service cost	(59)	(62)	(85)
Amortization of net actuarial loss	(248)	(116)	(123)
Total recognized in accumulated other comprehensive loss	345	1,326	(295)
Total recognized net periodic benefit cost and accumulated other comprehensive loss	$683	$1,540	$(9)

The following table sets forth the plans’ benefit obligation, fair value of plan assets and funded status as of February 28, 2013 and February 29, 2012:

(In thousands)	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$9,620	$8,238
Service cost	271	216
Interest cost	396	438
Actuarial loss	274	1,204
Plan amendment	218	—
Benefits paid	(480)	(476)
Benefit obligation at end of year	10,299	9,620
Change in plan assets
Fair value of plan assets at beginning of year	8,095	7,949
Actual return on plan assets	476	318
Employer contributions	267	304
Benefits paid	(480)	(476)
Fair value of plan assets at end of year	8,358	8,095
Funded status at end of year	$(1,941)	$(1,525)
Amounts recognized in the balance sheet consist of
Noncurrent assets	$—	$86
Noncurrent liabilities	(1,941)	(1,611)
Net amount recognized	$(1,941)	$(1,525)

The accumulated benefit obligation for the plans was $10.1 million and $9.6 million as of February 28, 2013 and February 29, 2012, respectively.

The amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost as of February 28, 2013, February 29, 2012 and February 28, 2011 are as follows:

(In thousands)	2013	2012	2011
Unrecognized net actuarial losses	$3,672	$3,491	$2,103
Unrecognized prior service costs	388	223	285
	$4,060	$3,714	$2,388

The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost related to unrecognized net actuarial losses and prior service costs during fiscal year 2014 is approximately $0.3 million.

Weighted average assumptions used to determine benefit obligations as of February 28, 2013, February 29, 2012 and February 28, 2011 were as follows:

	2013	2012	2011
Discount rate	4.00%	4.25%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%

Weighted average assumptions used to determine net periodic pension expense were as follows:

	2013	2012	2011
Discount rate	4.25%	5.50%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%

The Company’s overall expected long-term rate of return on assets is 8.0%. The expected long-term rate of return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based exclusively on historical returns, without adjustments.

The asset allocations of the plans as of February 28, 2013 and February 29, 2012 were as follows:

	2013		2012
Asset class	Target	Actual	Target	Actual

Equity securities	59%	58%	49%	55%
Debt securities	41%	42%	51%	45%
	100%	100%	100%	100%

The plans’ investments measured at fair value on a recurring basis as of February 28, 2013 and February 29, 2012 were as follows:

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2013	(Level 1)	(Level 2)	(Level 3)

Money market funds	$387	$387	$—	$—
Fixed income mutual funds	3,543	3,543	—	—
Equity mutual funds	1,854	1,854	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,447	1,447	—	—
	$8,358	$8,358	$—	$—

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2012	(Level 1)	(Level 2)	(Level 3)

Money market funds	$359	$359	$—	$—
Fixed income mutual funds	3,676	3,676	—	—
Equity mutual funds	1,827	1,827	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,106	1,106	—	—
	$8,095	$8,095	$—	$—

The Company’s investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges. The investment policy is periodically reviewed by the Company. The policy is established and administered in a manner so as to comply at all times with applicable government regulations.

The Company expects to make contributions of $0.3 million to the plans during fiscal year 2014.

Estimated future benefit payments for the defined benefit plans are as follows:

(in thousands)
Fiscal Year Ending
2014	$556
2015	559
2016	583
2017	597
2018	594
Five years ended 2023	2,974

Other Plans

The Company maintains, for certain salaried and hourly employees, an investment plan pursuant to which eligible employees can invest various percentages of their earnings, matched by an employer contribution of up to 6%. Additionally, the Company may make special voluntary contributions to all employees eligible to participate in the plan, regardless of whether they contributed during the year. Contributions were approximately $5.4 million, $5.0 million and $6.5 million for fiscal years 2013, 2012 and 2011, respectively and recorded within pension and profit sharing line of the consolidated statements of comprehensive loss.

The Company has a nonqualified benefit plan for a select group of management employees. The plan has four levels of participants and benefits vary depending on classification. The plan consists of a defined Company contribution, elective deferrals and a death benefit. The defined Company contribution consists of a predetermined percentage of salary up to 10% and a target percentage of bonus, when declared, up to 25%. Elective deferrals cannot exceed 50% of salary and 90% of bonus. As of each June 30 vesting date, the Company contributions allocated to a participant’s account more than one but no more than two years prior to the vesting date vest at 40%, and an additional 20% per year thereafter until they are 100% vested. Elective deferrals are always 100% vested. Contributions were approximately $1.2 million, $0.4 million and $0.4 million for fiscal years 2013, 2012 and 2011, respectively and were recorded within selling, administrative and general expenses in the consolidated statements of comprehensive loss. The death benefit prior to termination of employment is the greater of the death benefit which ranges from 3.25 times base compensation to 6.5 times base compensation or the participant’s vested account. The death benefit following termination of employment is the participant’s vested account. Company contributions are bookkeeping entries and do not vest any right, title or interest to any specific asset of the Company and are considered unsecured general obligations of the Company. The Company has chosen to purchase individual life insurance policies on this select group of management employees and the life insurance is considered an asset of the Company. The cash surrender value of the life insurance policy as of February 28, 2013 and February 29, 2012 was $4.3 million and $1.0 million and recorded as part of other noncurrent assets. The liability as of February 28, 2013 and February 29, 2012 was $4.6 million and $3.9 million and recorded under noncurrent liabilities.

The Company has unfunded supplemental retirement agreements with individuals previously associated with the Company which had actuarial present values of future payments of $0.3 million at February 28, 2013, February 29, 2012 and February 28, 2011, which are included in other noncurrent liabilities on the balance sheet.

The Company maintains postretirement life insurance and medical benefits plans for certain employees eligible to participate in the plans after meeting certain age and years of service requirements. The actuarial present value of future life insurance premium and medical benefit payments under these plans was $0.2 million at February 28, 2013 and February 29, 2012.